CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net profit	$ 726,759	$ 270,352	$ 217,577
Components of other comprehensive income that will not be reclassified to profit or loss before tax:
Other comprehensive income before tax actuarial gain (losses) on defined benefit plans	1,856	2,499	(5,593)
Share of other comprehensive income of associates and joint ventures accounted for using equity method	(1,657)	8,754	132
Other Comprehensive Income that will not be reclassified to profit or loss before tax	199	11,253	(5,461)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	(184,876)	11,873	173,754
Other Comprehensive Income before tax exchange differences on translation	(184,876)	11,873	173,754
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	30,321	22,212	84,045
Recycle of cash flow hedges to profit or loss before tax	(15,286)	(16,965)	(10,198)
Other Comprehensive Income before tax Cash flow hedges	15,035	5,247	73,847
Other Comprehensive income that will be reclassified to profit or loss before tax	(169,841)	17,120	247,601
Income tax relating to components of other comprehensive Income that will not be reclassified to profit or loss before tax
Income tax relating to actuarial losses on defined benefit plans	(501)	(673)	1,509
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method	176	(2,086)	(106)
Income tax relating to components of other comprehensive Income that will be reclassified to profit or loss before tax
Income tax relating to cash flow hedges	(4,474)	(5,917)	(20,055)
Income tax relating to recycle of cash flow hedges	0	4,326	2,700
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(4,474)	(1,591)	(17,355)
Other comprehensive (loss) income	(174,441)	24,023	226,188
Comprehensive (loss) income	552,318	294,375	443,765
Comprehensive Income attributable to
Comprehensive (loss) income, attributable to owners of parent company	555,294	293,988	435,119
Comprehensive (loss) income, attributable to non-controlling interests	(2,976)	387	8,646
Total comprehensive (loss) income	$ 552,318	$ 294,375	$ 443,765